Consolidated Income Statement - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Income
Loans	$ 10,525	$ 9,580	$ 8,238
Investment securities	2,426	2,261	1,998
Other	811	741	578
Total interest income	13,762	12,582	10,814
Interest Expense
Deposits	1,986	1,229	623
Borrowed funds	1,811	1,632	1,083
Total interest expense	3,797	2,861	1,706
Net interest income	9,965	9,721	9,108
Noninterest Income
Total noninterest income	6,874	6,469	6,144
Other	1,473	1,205	1,077
Total revenue	16,839	16,190	15,252
Provision For Credit Losses	773	408	441
Noninterest Expense
Personnel	5,647	5,471	5,268
Occupancy	834	818	868
Equipment	1,210	1,103	1,065
Marketing	301	285	244
Other	2,582	2,619	2,953
Total noninterest expense	10,574	10,296	10,398
Income from continuing operations before income taxes and noncontrolling interests	5,492	5,486	4,413
Income taxes from continuing operations	901	928	(185)
Net income from continuing operations	4,591	4,558	4,598
Income from discontinued operations before income taxes and noncontrolling interests	988	942	1,077
Income taxes from discontinued operations	161	154	287
Net income from discontinued operations	827	788	790
Net income	5,418	5,346	5,388
Less: Net income attributable to noncontrolling interests	49	45	50
Preferred stock dividends	236	236	236
Preferred stock discount accretion and redemptions	4	4	26
Net income attributable to common shareholders	$ 5,129	$ 5,061	$ 5,076
Earnings Per Share, Basic [Abstract]
Basic earnings from continuing operations (in dollars per share)	$ 9.59	$ 9.11	$ 8.87
Basic earnings from discontinued operations (in dollars per share)	1.84	1.68	1.62
Basic earnings per common share (in dollars per share)	11.43	10.79	10.49
Earnings Per Share, Diluted [Abstract]
Diluted earnings from continuing operations (in dollars per share)	9.57	9.06	8.79
Diluted earnings from discontinued operations (in dollars per share)	1.82	1.65	1.57
Total diluted earnings (in dollars per share)	$ 11.39	$ 10.71	$ 10.36
Average Common Shares Outstanding
Basic (shares)	447	467	481
Diluted (shares)	448	470	486
Asset management
Noninterest Income
Total noninterest income	$ 862	$ 883	$ 865
Consumer services
Noninterest Income
Total noninterest income	1,555	1,502	1,415
Corporate services
Noninterest Income
Total noninterest income	1,914	1,849	1,742
Residential mortgage
Noninterest Income
Total noninterest income	368	316	350
Service charges on deposits
Noninterest Income
Total noninterest income	$ 702	$ 714	$ 695